Right-of-Use Assets and Lease Liabilities - Schedule of Respect of the Lease Liability (Details) - Land and Buildings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets and Lease Liabilities - Schedule of Respect of the Lease Liability (Details) [Line Items]
Beginning balance	$ 869	$ 1,387
Changes during the year:
Lease payments	(435)	(564)
Interest expense	67	60
Lease modification		(18)
CPI and revaluation differences	(10)	4
Decrease from sale of subsidiary	(263)
Ending balance	228	869
Current lease liability	228	390
Non-current lease liability		$ 479